UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Four Greenwich Office Park

         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     Kevin Wyman     Greenwich, Connecticut     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $108,515 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARVINMERITOR INC               NOTE 4.625% 3/0  043353AF8    18705 21500000 PRN      SOLE                 21500000
AVIGEN INC                     COM              053690103     7062  5349635 SH       SOLE                  5349635
COINSTAR INC                   NOTE 4.000% 9/0  19259PAF9     6307  6350000 PRN      SOLE                  6350000
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4    14508 13100000 PRN      SOLE                 13100000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     4463  5250000 PRN      SOLE                  5250000
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AE4    24772 25264000 PRN      SOLE                 25264000
MENTOR GRAPHICS CORP           COM              587200106     2208   250000 SH  PUT  SOLE                   250000
MENTOR GRAPHICS CORP           SDCV 6.250% 3/0  587200AF3     7256  7480000 PRN      SOLE                  7480000
PALM INC NEW                   COM              696643105      961    95700 SH  PUT  SOLE                    95700
SESI L L C                     NOTE 1.500%12/1  78412FAH7     4812  5250000 PRN      SOLE                  5250000
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0     5729  5250000 PRN      SOLE                  5250000
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     9067  8150000 PRN      SOLE                  8150000
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7     2665  2740000 PRN      SOLE                  2740000